UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 148.3%

Security	Principal Amount (000’s omitted)	Value
Education — 41.4%
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42	$950	$1,082,838
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	4,500	5,273,730
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,142,208
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	849,449
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,097,290
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	3,000	3,404,250
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,270
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,093,854
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,424,736

		$16,473,625

Escrowed/Prerefunded — 10.1%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$360	$404,503
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	577,290
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	1,210	1,250,826
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	510,835
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	515,943
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	764,715

		$4,024,112

General Obligations — 19.8%
Boston, 5.00%, 5/1/38(1)	$3,000	$3,535,440
Danvers, 5.25%, 7/1/36	885	962,756
Illinois, 5.00%, 11/1/23	1,000	1,062,870
Plymouth, 5.00%, 5/1/31	345	371,072
Plymouth, 5.00%, 5/1/32	315	338,635
Wayland, 5.00%, 2/1/33	510	543,517
Wayland, 5.00%, 2/1/36	770	820,227
Winchester, 5.00%, 4/15/36	245	262,309

		$7,896,826

Hospital — 18.3%
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	$3,550	$3,937,092
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	240	267,339
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	32,233

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	$500	$521,340
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,145,090
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,012,573
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	358,512

		$7,274,179

Industrial Development Revenue — 3.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$800	$800,576
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(2)(3)	245	246,284
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(2)(3)	270	271,517

		$1,318,377

Insured-Education — 7.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,300,900
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,713,771

		$3,014,671

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$596,294

		$596,294

Insured-Escrowed/Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$348,048

		$348,048

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,264,600

		$1,264,600

Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$786,564

		$786,564

Insured-Special Tax Revenue — 3.1%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$1,000	$1,222,460

		$1,222,460

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$315,630

		$315,630

Senior Living/Life Care — 1.9%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$129,731
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	140	140,050

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	$475	$475,024

		$744,805

Special Tax Revenue — 20.2%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	$4,100	$4,647,022
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,418,500

		$8,065,522

Transportation — 5.7%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,555,590
Massachusetts Port Authority, 5.00%, 7/1/34	670	707,875

		$2,263,465

Water and Sewer — 8.5%
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40	$3,000	$3,410,370

		$3,410,370

Total Tax-Exempt Municipal Securities — 148.3% (identified cost $56,663,461)		$59,019,548

Taxable Municipal Securities — 1.8%
Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.8%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$710	$740,935

Total Taxable Municipal Securities — 1.8% (identified cost $697,862)		$740,935

Corporate Bonds & Notes — 2.1%
Security	Principal Amount (000’s omitted)	Value
Hospital — 2.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$824,297

Total Corporate Bonds & Notes — 2.1% (identified cost $835,000)		$824,297

Total Investments — 152.2% (identified cost $58,196,323)		$60,584,780

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (13.8)%		$(5,506,194)

Other Assets, Less Liabilities — (38.4)%		$(15,274,049)

Net Assets Applicable to Common Shares — 100.0%		$39,804,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 12.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $1,933,451 or 4.9% of the Trust’s net assets applicable to common shares.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$59,019,548	$—	$59,019,548
Taxable Municipal Securities	—	740,935	—	740,935
Corporate Bonds & Notes	—	824,297	—	824,297
Total Investments	$—	$60,584,780	$—	$60,584,780

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In July 2018, the Trustees of the Trust approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Income Trust (Municipal Income Trust) would acquire substantially all the assets and assume substantially all the liabilities of the Trust in exchange for common shares of Municipal Income Trust. The proposed reorganization is subject to approval by the shareholders of the

Trust

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018